Segment Reporting (Details) - Schedule of Revenues - USD ($)	12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2021
Revenue
Sales	$ 83,113,259	$ 74,702,625	$ 67,006,655
Production service revenue	1,219,041	1,663,523	3,239,956
Total revenue	84,332,300	76,366,148	70,246,611
Sales [Member]
Revenue
Sales	$ 83,113,259	$ 74,702,625	$ 67,006,655